Expense Example - Atlas U.S. Tactical Income Fund	Jan. 28, 2026 USD ($)
Atlas U.S. Tactical Income Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 1,021
Expense Example, with Redemption, 3 Years	2,048
Expense Example, with Redemption, 5 Years	3,153
Expense Example, with Redemption, 10 Years	5,826
Atlas U.S. Tactical Income Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	664
Expense Example, with Redemption, 3 Years	1,959
Expense Example, with Redemption, 5 Years	3,210
Expense Example, with Redemption, 10 Years	$ 6,157